Note 22 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 61,112	€ 63,915	€ 76,375
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		267	1,309	875
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		9,638	9,418	8,766
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	15,809	16,425	24,845
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		814	807	468
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		1,630	2,295	3,693
Issued in Euros [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost		142	0	0
Issued in Euros [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		9,136	8,481	6,972
Issued in Euros [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		5,490	4,500	4,070
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		5,490	4,500	4,070
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Euros [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		3,647	3,981	2,902
Issued in Euros [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		107	107	359
Issued in Euros [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		3,540	3,875	2,543
Issued in Euros [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		37,436	38,735	45,619
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		3,237	3,157	382
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		9,335	11,109	15,134
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		569	650	149
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		1,455	1,809	2,059
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		38	47	3,019
Issued in Foreign Currency [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost		544	0	0
Issued in Foreign Currency [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		8,499	8,407	10,016
Issued in Foreign Currency [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		873	2,085	1,548
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		873	2,085	1,548
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Foreign Currency [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		7,626	6,323	8,467
Issued in Foreign Currency [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		74	55	620
Issued in Foreign Currency [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		7,552	6,268	7,846
Issued in Foreign Currency [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		23,676	25,180	30,759
Total [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 61,112	€ 63,915	€ 76,375

[1]	(*) Including mortgage-covered bonds (see Appendix III).